Significant events of the current year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Discontinued operations (Coal)	$ 2,060	$ (2,376)	$ (1,724)
Sale of California Steel Industries	28
Income Statement [Member]
IfrsStatementLineItems [Line Items]
Discontinued operations (Coal)	2,060
Capital reduction in a foreign subsidiary	1,543
Sale of Midwestern System	1,158
Sale of California Steel Industries	292
Shareholder’s remuneration
Shares buyback
Sale of Companhia Siderúrgica do Pecém	(135)
Cashflow [Member]
IfrsStatementLineItems [Line Items]
Discontinued operations (Coal)	(73)
Capital reduction in a foreign subsidiary
Sale of Midwestern System	140
Sale of California Steel Industries	437
Shareholder’s remuneration	(6,615)
Shares buyback	(6,036)
Sale of Companhia Siderúrgica do Pecém